Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Small Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.4%
ATN International, Inc.	40,598	1,965,349
Cogent Communications Holdings, Inc.	161,771	9,390,807
Consolidated Communications Holdings, Inc.(a)	280,045	1,293,808
Total		12,649,964
Entertainment 0.2%
Cinemark Holdings, Inc.(a)	406,861	5,537,378
Marcus Corp. (The)	92,503	1,502,249
Total		7,039,627
Interactive Media & Services 0.5%
Cars.com, Inc.(a)	239,320	3,537,150
QuinStreet, Inc.(a)	195,353	2,779,873
Shutterstock, Inc.	91,379	4,918,018
Yelp, Inc.(a)	266,472	8,247,308
Total		19,482,349
Media 0.5%
AMC Networks, Inc., Class A(a)	106,083	2,117,417
EW Scripps Co. (The), Class A(a)	219,556	3,288,949
Gannett Co, Inc.(a)	536,212	1,340,530
Scholastic Corp.	114,596	4,712,187
TechTarget, Inc.(a)	102,937	4,700,103
Thryv Holdings, Inc.(a)	116,221	2,229,119
Total		18,388,305
Wireless Telecommunication Services 0.3%
Gogo(a)	248,866	3,904,708
Shenandoah Telecommunications Co.	189,887	3,697,100
Telephone and Data Systems, Inc.	379,710	4,002,143
Total		11,603,951
Total Communication Services		69,164,196
Consumer Discretionary 12.7%
Auto Components 1.3%
American Axle & Manufacturing Holdings, Inc.(a)	434,366	4,521,750
Dorman Products, Inc.(a)	107,268	9,615,503
Gentherm, Inc.(a)	125,758	9,003,015
LCI Industries	96,428	9,532,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Motorcar Parts of America, Inc.(a)	72,907	821,662
Patrick Industries, Inc.	82,363	4,606,563
Standard Motor Products, Inc.	70,627	2,712,783
XPEL, Inc.(a)	74,349	5,096,624
Total		45,910,772
Automobiles 0.2%
Winnebago Industries, Inc.	120,408	7,054,705
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.(a)	171,409	7,130,615
frontdoor, Inc.(a)	309,002	7,221,377
Mister Car Wash, Inc.(a)	299,630	3,068,211
Perdoceo Education Corp.(a)	256,928	3,686,917
Strategic Education, Inc.	85,013	6,954,063
Stride, Inc.(a)	154,074	5,455,760
WW International, Inc.(a)	202,836	837,713
Total		34,354,656
Hotels, Restaurants & Leisure 1.8%
BJ’s Restaurants, Inc.(a)	88,935	2,853,035
Bloomin’ Brands, Inc.	338,605	7,625,385
Brinker International, Inc.(a)	166,241	5,560,761
Cheesecake Factory, Inc. (The)	184,180	6,453,667
Chuy’s Holdings, Inc.(a)	71,462	2,264,631
Dave & Buster’s Entertainment, Inc.(a)	161,434	6,402,472
Dine Brands Global, Inc.	59,461	4,435,196
El Pollo Loco Holdings, Inc.	74,365	810,578
Golden Entertainment, Inc.(a)	83,228	3,687,833
Jack in the Box, Inc.	79,846	5,772,866
Monarch Casino & Resort, Inc.(a)	50,135	4,253,955
Ruth’s Hospitality Group, Inc.	116,858	2,046,183
Shake Shack, Inc., Class A(a)	141,480	7,441,848
Six Flags Entertainment Corp.(a)	280,475	6,756,643
Total		66,365,053
2	Columbia Small Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.3%
Cavco Industries, Inc.(a)	31,368	7,203,034
Century Communities, Inc.	108,915	5,245,346
Ethan Allen Interiors, Inc.	86,417	2,458,564
Green Brick Partners, Inc.(a)	102,999	2,490,516
Installed Building Products, Inc.	89,382	7,591,213
iRobot Corp.(a)	103,253	5,378,449
La-Z-Boy, Inc.	164,546	4,480,588
LGI Homes, Inc.(a)	77,659	7,714,645
M/I Homes, Inc.(a)	105,267	4,755,963
MDC Holdings, Inc.	215,853	7,000,113
Meritage Homes Corp.(a)	138,658	11,981,438
Sonos, Inc.(a)	482,527	8,458,698
Tri Pointe Homes, Inc.(a)	385,401	7,106,794
Tupperware Brands Corp.(a)	146,675	679,105
Universal Electronics, Inc.(a)	45,584	996,922
Total		83,541,388
Internet & Direct Marketing Retail 0.1%
Liquidity Services, Inc.(a)	102,547	1,711,510
PetMed Express, Inc.	79,683	1,577,723
Total		3,289,233
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	66,999	3,680,255
Vista Outdoor, Inc.(a)	214,356	5,995,537
Total		9,675,792
Multiline Retail 0.1%
Big Lots, Inc.	109,650	2,138,175
Specialty Retail 4.8%
Aaron’s Co., Inc. (The)	116,703	1,422,610
Abercrombie & Fitch Co., Class A(a)	191,290	4,587,134
Academy Sports & Outdoors, Inc.	322,679	16,288,836
American Eagle Outfitters, Inc.	597,390	9,450,710
America’s Car-Mart, Inc.(a)	22,550	1,640,738
Asbury Automotive Group, Inc.(a)	83,922	15,745,446
Bed Bath & Beyond, Inc.(a)	263,778	896,845
Boot Barn Holdings, Inc.(a)	113,021	7,611,964
Buckle, Inc. (The)	112,074	4,925,652
Caleres, Inc.	139,307	3,365,657
Common Stocks (continued)
Issuer	Shares	Value ($)
Cato Corp. (The), Class A	61,521	639,818
Chico’s FAS, Inc.(a)	474,529	2,785,485
Children’s Place, Inc. (The)(a)	49,954	1,773,367
Conn’s, Inc.(a)	48,709	485,142
Designer Brands, Inc.	213,707	3,269,717
Genesco, Inc.(a)	49,456	2,581,603
Group 1 Automotive, Inc.	59,866	11,574,492
Guess?, Inc.	126,548	2,627,137
Haverty Furniture Companies, Inc.	50,797	1,601,629
Hibbett, Inc.	49,048	3,269,540
Leslie’s, Inc.(a)	562,159	8,207,521
LL Flooring Holdings, Inc.(a)	111,243	757,565
MarineMax, Inc.(a)	81,655	2,697,065
Monro, Inc.	122,088	5,551,341
National Vision Holdings, Inc.(a)	299,131	12,102,840
ODP Corp. (The)(a)	162,235	7,808,371
Rent-A-Center, Inc.	202,029	4,866,879
Sally Beauty Holdings, Inc.(a)	405,798	4,772,185
Shoe Carnival, Inc.	64,856	1,712,847
Signet Jewelers Ltd.	176,376	11,464,440
Sleep Number Corp.(a)	83,285	2,436,086
Sonic Automotive, Inc., Class A	70,228	3,731,916
Urban Outfitters, Inc.(a)	228,395	6,609,751
Zumiez, Inc.(a)	59,032	1,372,494
Total		170,634,823
Textiles, Apparel & Luxury Goods 0.9%
G-III Apparel Group Ltd.(a)	164,578	3,559,822
Kontoor Brands, Inc.	186,913	8,121,370
Movado Group, Inc.	60,792	1,956,895
Oxford Industries, Inc.	56,777	6,407,852
Steven Madden Ltd.	281,586	9,725,980
Wolverine World Wide, Inc.	298,559	3,343,861
Total		33,115,780
Total Consumer Discretionary		456,080,377
Consumer Staples 5.2%
Beverages 0.3%
MGP Ingredients, Inc.	58,377	7,300,628
National Beverage Corp.	88,482	4,559,477
Total		11,860,105

Columbia Small Cap Index Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.9%
Andersons, Inc. (The)	120,694	4,646,719
PriceSmart, Inc.	95,006	6,749,226
SpartanNash Co.	136,986	4,499,990
The Chefs’ Warehouse(a)	129,123	5,016,429
United Natural Foods, Inc.(a)	221,037	10,539,044
Total		31,451,408
Food Products 2.1%
B&G Foods, Inc.	271,765	3,609,039
Calavo Growers, Inc.	67,276	2,351,969
Cal-Maine Foods, Inc.	143,942	8,388,940
Fresh Del Monte Produce, Inc.	116,082	3,213,150
Hain Celestial Group, Inc. (The)(a)	340,501	6,380,989
Hostess Brands, Inc.(a)	517,583	13,664,191
J&J Snack Foods Corp.	56,764	9,310,431
John B. Sanfilippo & Son, Inc.	33,858	2,867,434
Seneca Foods Corp., Class A(a)	21,241	1,365,371
Simply Good Foods Co. (The)(a)	323,507	12,907,929
Tootsie Roll Industries, Inc.	67,370	3,028,282
TreeHouse Foods, Inc.(a)	191,258	9,453,883
Total		76,541,608
Household Products 0.5%
Central Garden & Pet Co.(a)	36,899	1,514,704
Central Garden & Pet Co., Class A(a)	157,170	6,140,632
WD-40 Co.	51,672	8,655,060
Total		16,310,396
Personal Products 1.1%
Edgewell Personal Care Co.	196,519	8,491,586
elf Beauty, Inc.(a)	188,847	10,379,031
Inter Parfums, Inc.	67,651	6,446,464
Medifast, Inc.	41,779	5,266,243
Nu Skin Enterprises, Inc., Class A	191,596	7,991,469
Usana Health Sciences, Inc.(a)	42,222	2,323,899
Total		40,898,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.3%
Universal Corp.	93,288	5,309,020
Vector Group Ltd.	498,925	5,538,068
Total		10,847,088
Total Consumer Staples		187,909,297
Energy 4.6%
Energy Equipment & Services 2.2%
Archrock, Inc.	507,498	4,420,308
Bristow Group, Inc.(a)	88,982	2,313,532
Core Laboratories NV	175,660	3,808,309
DMC Global Inc(a)	70,346	1,293,663
Dril-Quip, Inc.(a)	130,343	3,068,274
Helix Energy Solutions Group, Inc.(a)	540,820	3,450,432
Helmerich & Payne, Inc.	399,249	20,393,639
Nabors Industries Ltd.(a)	33,926	5,371,504
Oceaneering International, Inc.(a)	380,176	5,774,873
Oil States International, Inc.(a)	242,298	1,635,511
Patterson-UTI Energy, Inc.	822,167	14,757,898
ProPetro Holding Corp.(a)	332,356	3,649,269
RPC, Inc.	315,524	2,921,752
US Silica Holdings, Inc.(a)	286,501	3,750,298
Total		76,609,262
Oil, Gas & Consumable Fuels 2.4%
Callon Petroleum Co.(a)	194,218	8,141,619
Civitas Resources, Inc.	196,684	13,248,634
CONSOL Energy, Inc.	124,283	9,625,718
Dorian LPG Ltd.	120,234	2,340,956
Green Plains, Inc.(a)	220,279	7,612,842
Laredo Petroleum, Inc.(a)	64,857	4,139,822
Par Pacific Holdings, Inc.(a)	209,937	4,918,824
Ranger Oil Corp.	75,117	3,272,848
REX American Resources Corp.(a)	59,603	1,758,885
SM Energy Co.	464,864	20,040,287
Talos Energy, Inc.(a)	247,260	4,858,659
World Fuel Services Corp.	234,783	6,679,576
Total		86,638,670
Total Energy		163,247,932

4	Columbia Small Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.3%
Banks 10.6%
Ameris Bancorp	247,226	13,073,311
Banc of California, Inc.	211,539	3,589,817
BancFirst Corp.	65,894	6,717,234
Bancorp, Inc. (The)(a)	214,458	6,427,306
BankUnited, Inc.	295,476	10,849,879
Banner Corp.	129,649	9,155,812
Berkshire Hills Bancorp, Inc.	173,623	5,413,565
Brookline Bancorp, Inc.	290,778	4,134,863
Central Pacific Financial Corp.	103,834	2,200,242
City Holding Co.	56,329	5,741,052
Columbia Banking System, Inc.	298,229	10,157,680
Community Bank System, Inc.	203,746	13,272,014
Customers Bancorp, Inc.(a)	115,661	3,732,380
CVB Financial Corp.	498,290	14,290,957
Dime Community Bancshares, Inc.	122,939	4,385,234
Eagle Bancorp, Inc.	121,663	5,737,627
FB Financial Corp.	133,334	5,708,029
First BanCorp	712,824	10,963,233
First BanCorp	135,310	6,580,125
First Commonwealth Financial Corp.	354,084	5,212,117
First Financial Bancorp	359,752	9,508,245
First Hawaiian, Inc.	484,222	12,856,094
Hanmi Financial Corp.	115,596	3,126,872
Heritage Financial Corp.	133,111	4,379,352
Hilltop Holdings, Inc.	173,855	5,180,879
HomeStreet, Inc.	67,424	1,840,675
Hope Bancorp, Inc.	453,041	6,170,418
Independent Bank Corp.	174,048	15,754,825
Independent Bank Group, Inc.	134,253	8,852,643
Lakeland Financial Corp.	96,132	7,590,583
Meta Financial Group, Inc.	110,170	4,795,700
National Bank Holdings Corp., Class A	114,053	5,304,605
NBT Bancorp, Inc.	162,441	7,498,277
Northwest Bancshares, Inc.	481,101	7,356,034
OFG Bancorp	180,320	5,223,870
Pacific Premier Bancorp, Inc.	360,082	13,305,030
Park National Corp.	54,854	8,301,056
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank	51,669	3,905,660
Renasant Corp.	212,153	8,649,478
S&T Bancorp, Inc.	148,438	5,554,550
Seacoast Banking Corp. of Florida	232,860	8,005,727
ServisFirst Bancshares, Inc.	185,341	14,052,555
Simmons First National Corp., Class A	486,569	11,293,267
Southside Bancshares, Inc.	115,648	4,202,648
Stellar Bancorp, Inc.	170,284	5,757,302
Tompkins Financial Corp.	47,805	3,993,630
Triumph Financial, Inc.(a)	87,203	5,211,251
Trustmark Corp.	232,068	8,489,047
United Community Banks, Inc.	402,180	15,672,955
Veritex Holdings, Inc.	204,675	6,684,686
Westamerica BanCorp	102,044	6,301,217
Total		382,161,608
Capital Markets 1.0%
B Riley Financial, Inc.	60,073	2,638,406
Blucora, Inc.(a)	181,048	4,535,252
BrightSphere Investment Group, Inc.	122,549	2,495,098
Donnelley Financial Solutions, Inc.(a)	96,905	3,699,833
Piper Sandler Companies	51,983	7,467,878
StoneX Group, Inc.(a)	65,307	6,626,701
Virtus Investment Partners, Inc.	25,931	5,029,058
WisdomTree, Inc.	422,435	2,352,963
Total		34,845,189
Consumer Finance 0.9%
Bread Financial Holdings, Inc.	189,011	7,755,121
Encore Capital Group, Inc.(a)	90,554	4,563,922
Enova International, Inc.(a)	121,382	4,896,550
Ezcorp, Inc., Class A(a)	203,568	2,039,751
Green Dot Corp., Class A(a)	181,395	3,696,830
LendingTree, Inc.(a)	41,211	987,004
PRA Group, Inc.(a)	147,793	5,081,123
PROG Holdings, Inc.(a)	191,373	3,768,134
World Acceptance Corp.(a)	13,816	979,693
Total		33,768,128

Columbia Small Cap Index Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc.(a)	170,495	2,772,249
American Equity Investment Life Holding Co.	269,175	10,904,279
AMERISAFE, Inc.	73,123	4,341,313
Assured Guaranty Ltd.	234,741	15,626,708
Employers Holdings, Inc.	103,538	4,811,411
Genworth Financial, Inc., Class A(a)	1,910,039	9,607,496
HCI Group, Inc.	27,095	1,013,895
Horace Mann Educators Corp.	155,077	5,984,421
James River Group Holdings Ltd.	142,007	3,411,008
Mercury General Corp.	100,781	3,656,335
Mr. Cooper Group, Inc.(a)	271,689	12,269,475
Palomar Holdings, Inc.(a)	95,730	6,006,100
ProAssurance Corp.	204,622	4,090,394
Safety Insurance Group, Inc.	55,893	5,127,624
SiriusPoint Ltd.(a)	322,146	2,100,392
Stewart Information Services Corp.	102,795	4,549,707
Trupanion, Inc.(a)	132,874	6,945,324
United Fire Group, Inc.	82,139	2,509,346
Universal Insurance Holdings, Inc.	104,825	1,152,027
Total		106,879,504
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Apollo Commercial Real Estate Finance, Inc.	490,476	6,062,283
ARMOUR Residential REIT, Inc.	434,684	2,555,942
Ellington Financial, Inc.	215,987	2,946,063
Franklin BSP Realty Trust, Inc.	317,674	4,638,040
Granite Point Mortgage Trust, Inc.	198,510	1,272,449
Invesco Mortgage Capital, Inc.	125,224	1,644,191
KKR Real Estate Finance Trust, Inc.	220,584	3,650,665
New York Mortgage Trust, Inc.	1,432,287	4,024,727
PennyMac Mortgage Investment Trust	343,436	5,244,268
Ready Capital Corp.	386,086	5,173,552
Redwood Trust, Inc.	442,765	3,497,844
Two Harbors Investment Corp.	326,521	5,354,944
Total		46,064,968
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.(a)	201,738	8,091,711
Capitol Federal Financial, Inc.	489,664	4,098,488
NMI Holdings, Inc., Class A(a)	321,185	6,915,113
Northfield Bancorp, Inc.	161,535	2,576,483
Provident Financial Services, Inc.	284,544	6,410,776
TrustCo Bank Corp.	72,528	2,816,988
Walker & Dunlop, Inc.	116,479	10,402,740
WSFS Financial Corp.	240,835	11,682,906
Total		52,995,205
Total Financials		656,714,602
Health Care 10.7%
Biotechnology 2.5%
Anika Therapeutics, Inc.(a)	55,362	1,746,117
Arcus Biosciences, Inc.(a)	197,009	6,928,807
Avid Bioservices, Inc.(a)	234,472	3,671,831
Catalyst Pharmaceuticals, Inc.(a)	358,692	6,015,265
Coherus Biosciences, Inc.(a)	244,622	1,678,107
Cytokinetics, Inc.(a)	356,984	15,171,820
Dynavax Technologies Corp.(a)	446,006	5,534,934
Eagle Pharmaceuticals, Inc.(a)	40,300	1,463,696
Emergent BioSolutions, Inc.(a)	168,274	2,069,770
Enanta Pharmaceuticals, Inc.(a)	73,872	3,234,855
Ironwood Pharmaceuticals, Inc.(a)	505,502	6,121,629
iTeos Therapeutics, Inc.(a)	93,079	1,875,542
Myriad Genetics, Inc.(a)	305,760	6,194,698
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Organogenesis Holdings, Inc.(a)	268,009	734,345
REGENXBIO, Inc.(a)	142,614	3,408,475
uniQure NV(a)	155,929	4,125,881
Vanda Pharmaceuticals, Inc.(a)	214,474	2,339,911
Vericel Corp.(a)	178,894	4,084,150
Vir Biotechnology, Inc.(a)	286,681	8,090,138
Xencor, Inc.(a)	226,369	6,727,687
Total		91,217,658

6	Columbia Small Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Angiodynamics, Inc.(a)	147,770	1,913,622
Artivion, Inc.(a)	152,874	1,955,258
Avanos Medical, Inc.(a)	176,274	4,741,771
Cardiovascular Systems, Inc.(a)	154,653	2,166,689
CONMED Corp.	115,524	9,571,163
Cutera, Inc.(a)	67,546	3,213,839
Embecta Corp.	219,164	7,214,879
Glaukos Corp.(a)	180,483	8,405,093
Heska Corp.(a)	38,563	2,481,529
Inogen, Inc.(a)	86,706	1,935,278
Integer Holdings Corp.(a)	125,599	9,334,518
LeMaitre Vascular, Inc.	73,288	3,433,543
Meridian Bioscience, Inc.(a)	165,888	5,308,416
Merit Medical Systems, Inc.(a)	215,243	15,497,496
Mesa Laboratories, Inc.	18,952	3,206,110
OraSure Technologies, Inc.(a)	275,364	1,387,835
Orthofix Medical, Inc.(a)	75,853	1,364,595
SurModics, Inc.(a)	53,106	1,918,720
Varex Imaging Corp.(a)	151,297	3,213,548
Zimvie, Inc.(a)	79,126	707,386
Zynex, Inc.	84,470	1,158,924
Total		90,130,212
Health Care Providers & Services 3.1%
AdaptHealth Corp.(a)	290,710	6,485,740
Addus HomeCare Corp.(a)	60,974	6,724,213
AMN Healthcare Services, Inc.(a)	164,087	20,297,562
Apollo Medical Holdings, Inc.(a)	148,772	4,234,051
Community Health Systems, Inc.(a)	475,061	1,629,459
Corvel Corp.(a)	34,979	5,350,738
Cross Country Healthcare, Inc.(a)	137,720	4,927,622
Enhabit, Inc.(a)	188,146	2,692,369
Ensign Group, Inc. (The)	209,654	19,917,130
Fulgent Genetics, Inc.(a)	76,893	2,788,909
Joint Corp. (The)(a)	54,964	819,513
ModivCare, Inc.(a)	47,952	3,692,304
Owens & Minor, Inc.	289,125	5,958,866
Pediatrix Medical Group, Inc.(a)	319,862	5,111,395
Pennant Group, Inc. (The)(a)	106,452	1,100,714
Common Stocks (continued)
Issuer	Shares	Value ($)
RadNet, Inc.(a)	184,717	3,651,855
Select Medical Holdings Corp.	391,518	9,623,512
U.S. Physical Therapy, Inc.	49,310	4,260,877
Total		109,266,829
Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.(a)	420,116	7,956,997
Computer Programs & Systems, Inc.(a)	55,984	1,657,126
HealthStream, Inc.(a)	91,575	2,326,005
NextGen Healthcare, Inc.(a)	208,916	4,345,453
OptimizeRx Corp.(a)	68,341	1,441,312
Simulations Plus, Inc.	60,619	2,460,525
Total		20,187,418
Life Sciences Tools & Services 0.2%
BioLife Solutions, Inc.(a)	129,243	2,736,075
NeoGenomics, Inc.(a)	477,006	5,347,237
Total		8,083,312
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc.(a)	144,971	4,275,195
ANI Pharmaceuticals, Inc.(a)	45,750	1,919,212
Cara Therapeutics, Inc.(a)	171,128	2,019,310
Collegium Pharmaceutical, Inc.(a)	129,402	2,830,022
Corcept Therapeutics, Inc.(a)	361,457	9,137,633
Harmony Biosciences Holdings, Inc.(a)	112,166	6,704,162
Innoviva, Inc.(a)	237,886	3,123,443
Ligand Pharmaceuticals, Inc.(a)	60,818	4,433,632
Nektar Therapeutics(a)	710,621	1,989,739
Pacira Pharmaceuticals, Inc.(a)	173,760	8,383,920
Phibro Animal Health Corp., Class A	77,120	949,347
Prestige Consumer Healthcare, Inc.(a)	188,696	11,597,256
Supernus Pharmaceuticals, Inc.(a)	202,848	7,448,579
Total		64,811,450
Total Health Care		383,696,879
Industrials 16.8%
Aerospace & Defense 1.3%
AAR Corp.(a)	127,540	5,938,263
Aerojet Rocketdyne Holdings, Inc.(a)	286,712	14,909,024
Aerovironment, Inc.(a)	94,763	8,717,248
Kaman Corp.	106,211	2,163,518

Columbia Small Cap Index Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moog, Inc., Class A	109,817	9,557,374
National Presto Industries, Inc.	19,259	1,331,182
Park Aerospace Corp.	73,696	974,998
Triumph Group, Inc.(a)	246,360	2,820,822
Total		46,412,429
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.(a)	97,729	9,848,151
Forward Air Corp.	101,816	11,441,064
HUB Group, Inc., Class A(a)	128,879	10,845,168
Total		32,134,383
Airlines 0.4%
Allegiant Travel Co.(a)	58,599	4,840,863
Hawaiian Holdings, Inc.(a)	194,850	2,708,415
Skywest, Inc.(a)	191,825	3,539,171
Sun Country Airlines Holdings, Inc.(a)	123,467	2,494,034
Total		13,582,483
Building Products 2.0%
AAON, Inc.	159,243	12,621,600
American Woodmark Corp.(a)	62,923	3,410,427
Apogee Enterprises, Inc.	84,017	4,053,820
Gibraltar Industries, Inc.(a)	119,930	6,069,657
Griffon Corp.	179,596	6,341,535
Insteel Industries, Inc.	73,965	2,181,228
PGT, Inc.(a)	227,313	4,498,524
Quanex Building Products Corp.	126,338	3,003,054
Resideo Technologies, Inc.(a)	552,430	8,949,366
UFP Industries, Inc.	233,668	19,128,063
Total		70,257,274
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	253,253	11,948,476
Brady Corp., Class A	177,032	8,479,833
CoreCivic, Inc.(a)	445,999	5,922,867
Deluxe Corp.	163,374	3,159,653
GEO Group, Inc. (The)(a)	470,537	5,561,747
Harsco Corp.(a)	301,198	2,252,961
Healthcare Services Group, Inc.	280,805	3,917,230
HNI Corp.	156,730	4,545,170
Interface, Inc.	222,819	2,413,130
Common Stocks (continued)
Issuer	Shares	Value ($)
KAR Auction Services, Inc.(a)	439,215	6,034,814
Matthews International Corp., Class A	116,055	3,674,301
MillerKnoll, Inc.	287,589	5,863,940
Pitney Bowes, Inc.	613,171	2,342,313
Unifirst Corp.	57,231	11,089,079
Viad Corp.(a)	78,193	2,315,295
Total		79,520,809
Construction & Engineering 1.3%
Arcosa, Inc.	183,365	11,203,601
Comfort Systems U.S.A., Inc.	135,659	17,196,135
Granite Construction, Inc.	167,166	6,021,319
MYR Group, Inc.(a)	63,162	6,033,866
NV5 Global, Inc.(a)	47,168	6,816,248
Total		47,271,169
Electrical Equipment 0.4%
AZZ, Inc.	93,997	3,913,095
Encore Wire Corp.	72,524	10,596,482
Powell Industries, Inc.	34,401	905,434
Total		15,415,011
Machinery 4.9%
3D Systems Corp.(a)	494,012	5,009,282
Alamo Group, Inc.	39,022	5,872,811
Albany International Corp., Class A	117,928	11,954,361
Astec Industries, Inc.	86,702	3,835,696
Barnes Group, Inc.	191,559	8,158,498
CIRCOR International, Inc.(a)	77,207	2,127,053
Enerpac Tool Group Corp.	220,469	5,520,544
EnPro Industries, Inc.	78,879	9,370,825
ESCO Technologies, Inc.	98,032	9,215,988
Federal Signal Corp.	229,891	11,170,404
Franklin Electric Co., Inc.	147,449	12,282,502
Greenbrier Companies, Inc. (The)	123,570	4,743,852
Hillenbrand, Inc.	263,374	13,168,700
John Bean Technologies Corp.	120,817	11,098,250
Lindsay Corp.	41,631	7,347,455
Mueller Industries, Inc.	214,940	14,781,424
Proto Labs, Inc.(a)	104,289	2,765,744
SPX Technologies, Inc.(a)	171,443	11,469,537

8	Columbia Small Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Standex International Corp.	45,370	4,766,118
Tennant Co.	70,491	4,478,293
Titan International, Inc.(a)	192,902	2,764,286
Trinity Industries, Inc.	310,966	9,524,888
Wabash National Corp.	184,097	4,615,312
Total		176,041,823
Marine 0.3%
Matson, Inc.	147,812	9,424,493
Professional Services 1.2%
Exponent, Inc.	193,830	20,043,960
Forrester Research, Inc.(a)	42,462	1,493,813
Heidrick & Struggles International, Inc.	74,841	2,222,778
Kelly Services, Inc., Class A	131,158	2,228,375
Korn/Ferry International	207,068	11,809,088
Resources Connection, Inc.	120,526	2,326,152
TrueBlue, Inc.(a)	123,942	2,674,668
Total		42,798,834
Road & Rail 0.4%
ArcBest Corp.	93,011	7,698,520
Heartland Express, Inc.	176,597	2,956,234
Marten Transport Ltd.	218,123	4,648,201
Total		15,302,955
Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	145,776	19,313,862
Boise Cascade Co.	149,583	11,075,126
DXP Enterprises, Inc.(a)	60,031	1,550,601
GMS, Inc.(a)	161,713	7,940,108
NOW, Inc.(a)	420,336	5,245,793
Veritiv Corp.	52,954	7,124,431
Total		52,249,921
Total Industrials		600,411,584
Information Technology 12.7%
Communications Equipment 1.7%
ADTRAN Holdings, Inc.	267,148	5,415,090
Clearfield, Inc.(a)	43,363	5,707,438
Comtech Telecommunications Corp.	104,315	1,217,356
Digi International, Inc.(a)	133,039	5,650,166
Extreme Networks, Inc.(a)	490,152	10,278,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Harmonic, Inc.(a)	398,377	6,111,103
InterDigital, Inc.	112,456	5,641,918
NETGEAR, Inc.(a)	108,956	2,149,702
Netscout Systems, Inc.(a)	257,507	9,599,861
Viavi Solutions, Inc.(a)	863,912	9,788,123
Total		61,559,245
Electronic Equipment, Instruments & Components 4.1%
Advanced Energy Industries, Inc.	141,662	13,123,568
Arlo Technologies, Inc.(a)	332,292	1,269,355
Badger Meter, Inc.	110,985	12,854,283
Benchmark Electronics, Inc.	133,323	3,849,035
CTS Corp.	120,829	5,135,232
ePlus, Inc.(a)	101,972	5,063,929
Fabrinet(a)	139,485	18,608,694
FARO Technologies, Inc.(a)	69,312	2,073,815
Insight Enterprises, Inc.(a)	115,777	12,030,388
Itron, Inc.(a)	171,162	9,102,395
Knowles Corp.(a)	347,493	5,420,891
Methode Electronics, Inc.	139,348	6,365,417
OSI Systems, Inc.(a)	60,105	5,318,090
PC Connection, Inc.	42,840	2,379,762
Plexus Corp.(a)	105,081	11,582,028
Rogers Corp.(a)	71,022	7,744,239
Sanmina Corp.(a)	219,187	14,486,069
Scansource, Inc.(a)	95,677	2,856,915
TTM Technologies, Inc.(a)	387,509	6,227,270
Total		145,491,375
IT Services 1.1%
CSG Systems International, Inc.	121,652	7,522,960
EVERTEC, Inc.	250,170	8,448,241
Payoneer Global, Inc.(a)	748,787	4,043,450
Perficient, Inc.(a)	131,211	9,322,541
Sabre Corp.(a)	1,248,072	7,625,720
TTEC Holdings, Inc.	71,605	3,433,460
Unisys Corp.(a)	257,038	1,105,263
Total		41,501,635

Columbia Small Cap Index Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
Alpha & Omega Semiconductor Ltd.(a)	84,068	2,949,105
Axcelis Technologies, Inc.(a)	125,262	10,003,423
Ceva, Inc.(a)	88,093	2,393,487
Cohu, Inc.(a)	182,872	6,550,475
Diodes, Inc.(a)	172,459	15,905,893
Formfactor, Inc.(a)	292,480	6,747,514
Ichor Holdings Ltd.(a)	108,979	3,245,395
Kulicke & Soffa Industries, Inc.	220,188	10,558,015
MaxLinear, Inc., Class A(a)	273,272	10,001,755
Onto Innovation, Inc.(a)	188,385	15,061,381
PDF Solutions, Inc.(a)	111,667	3,502,994
Photronics, Inc.(a)	233,585	4,391,398
Rambus, Inc.(a)	419,115	16,085,634
SMART Global Holdings, Inc.(a)	189,565	3,205,544
Ultra Clean Holdings, Inc.(a)	172,270	6,137,980
Veeco Instruments, Inc.(a)	194,998	3,876,560
Total		120,616,553
Software 2.2%
8x8, Inc.(a)	454,895	1,946,951
A10 Networks, Inc.	251,288	4,701,599
Adeia, Inc.	395,097	4,365,822
Agilysys, Inc.(a)	74,989	4,979,270
Alarm.com Holdings, Inc.(a)	188,609	9,411,589
Cerence, Inc.(a)	149,336	3,062,881
Consensus Cloud Solutions, Inc.(a)	66,912	3,799,932
Digital Turbine, Inc.(a)	341,070	6,227,938
Ebix, Inc.	89,063	1,691,306
LivePerson, Inc.(a)	263,296	3,091,095
LiveRamp Holdings, Inc.(a)	254,596	5,590,928
OneSpan, Inc.(a)	133,625	1,679,666
Progress Software Corp.	164,803	8,787,296
SPS Commerce, Inc.(a)	136,565	19,427,737
Xperi, Inc.(a)	158,039	1,692,598
Total		80,456,608
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Avid Technology, Inc.(a)	128,640	3,612,211
Corsair Gaming, Inc.(a)	145,293	2,451,093
Diebold, Inc.(a)	281,807	605,885
Total		6,669,189
Total Information Technology		456,294,605
Materials 5.7%
Chemicals 3.1%
AdvanSix, Inc.	106,200	4,371,192
American Vanguard Corp.	110,033	2,530,759
Balchem Corp.	121,800	17,149,440
FutureFuel Corp.	97,907	865,498
Hawkins, Inc.	71,691	2,982,346
HB Fuller Co.	201,589	16,189,613
Innospec, Inc.	94,005	10,424,214
Koppers Holdings, Inc.	79,239	2,360,530
Livent Corp.(a),(e)	679,679	19,024,215
Mativ Holdings, Inc.	207,322	4,306,078
Minerals Technologies, Inc.	123,597	7,451,663
Quaker Chemical Corp.	51,669	10,167,942
Rayonier Advanced Materials, Inc.(a)	242,571	1,877,500
Stepan Co.	80,349	8,964,538
Tredegar Corp.	95,354	985,960
Trinseo PLC	132,614	3,268,935
Total		112,920,423
Containers & Packaging 0.4%
Myers Industries, Inc.	138,283	3,227,526
O-I Glass, Inc.(a)	590,459	9,689,432
Total		12,916,958
Metals & Mining 1.9%
Arconic Corp.(a)	389,291	9,276,804
ATI, Inc.(a)	492,575	15,028,463
Carpenter Technology Corp.	183,069	7,516,813
Century Aluminum Co.(a)	193,995	1,747,895
Compass Minerals International, Inc.	129,535	5,744,877
Haynes International, Inc.	47,255	2,360,860
Kaiser Aluminum Corp.	60,447	5,464,409
Materion Corp.	77,825	6,269,582

10	Columbia Small Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Olympic Steel, Inc.	36,289	1,273,381
SunCoke Energy, Inc.	316,210	2,675,137
TimkenSteel Corp.(a)	156,000	2,917,200
Warrior Met Coal, Inc.	195,867	7,211,823
Total		67,487,244
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	63,480	2,477,624
Mercer International, Inc.	153,048	2,112,062
Sylvamo Corp.	125,494	6,787,971
Total		11,377,657
Total Materials		204,702,282
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.2%
Acadia Realty Trust	359,972	5,536,369
Agree Realty Corp.	302,719	21,175,194
Alexander & Baldwin, Inc.	275,671	5,444,502
American Assets Trust, Inc.	197,384	5,781,377
Armada Hoffler Properties, Inc.	256,738	3,119,367
Brandywine Realty Trust	650,576	4,495,480
CareTrust REIT, Inc.	367,924	7,284,895
Centerspace	58,289	3,759,641
Chatham Lodging Trust(a)	185,071	2,474,399
Community Healthcare Trust, Inc.	88,511	3,120,898
DiamondRock Hospitality Co.	799,798	7,526,099
Diversified Healthcare Trust	906,730	897,663
Easterly Government Properties, Inc.	344,369	5,454,805
Elme Communities	331,419	6,548,840
Essential Properties Realty Trust, Inc.	535,499	12,428,932
Four Corners Property Trust, Inc.	308,888	8,383,220
Franklin Street Properties Corp.	348,400	1,017,328
Getty Realty Corp.	161,262	5,324,871
Global Net Lease, Inc.	393,174	5,319,644
Hersha Hospitality Trust	124,616	1,200,052
Hudson Pacific Properties, Inc.	488,809	5,650,632
Industrial Logistics Properties Trust	248,092	1,009,735
Innovative Industrial Properties, Inc.	106,071	12,856,866
iStar, Inc.	323,741	2,599,640
LTC Properties, Inc.	153,591	6,034,591
LXP Industrial Trust	1,061,333	11,419,943
Common Stocks (continued)
Issuer	Shares	Value ($)
NexPoint Residential Trust, Inc.	86,557	4,162,526
Office Properties Income Trust	183,736	2,809,324
Orion Office REIT, Inc.	214,754	1,995,065
Outfront Media, Inc.	553,621	10,125,728
Retail Opportunity Investments Corp.	472,251	7,201,828
RPT Realty	322,971	3,617,275
Safehold, Inc.	90,809	2,680,663
Saul Centers, Inc.	48,899	2,107,547
Service Properties Trust	626,186	4,915,560
SITE Centers Corp.	706,114	9,596,089
Summit Hotel Properties, Inc.	405,350	3,465,743
Sunstone Hotel Investors, Inc.	805,081	8,847,840
Tanger Factory Outlet Centers, Inc.	395,764	7,697,610
Uniti Group, Inc.	899,631	6,855,188
Universal Health Realty Income Trust	48,145	2,527,131
Urban Edge Properties	445,332	7,005,072
Urstadt Biddle Properties, Inc., Class A	114,371	2,187,917
Veris Residential, Inc.(a)	300,468	4,825,516
Whitestone REIT	175,974	1,712,227
Xenia Hotels & Resorts, Inc.	433,615	6,686,343
Total		256,887,175
Real Estate Management & Development 0.4%
Anywhere Real Estate, Inc.(a)	433,702	3,274,450
Douglas Elliman, Inc.	255,798	1,053,888
Marcus & Millichap, Inc.	95,470	3,555,303
RE/MAX Holdings, Inc., Class A	71,178	1,480,502
St. Joe Co. (The)	129,556	4,978,837
Total		14,342,980
Total Real Estate		271,230,155
Utilities 2.2%
Gas Utilities 0.9%
Chesapeake Utilities Corp.	67,261	8,053,160
Northwest Natural Holding Co.	132,022	6,615,622
South Jersey Industries, Inc.	464,375	16,113,812
Total		30,782,594

Columbia Small Cap Index Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
Avista Corp.	276,721	11,423,043
Unitil Corp.	60,803	3,333,220
Total		14,756,263
Water Utilities 0.9%
American States Water Co.	140,137	13,732,025
California Water Service Group	206,112	13,382,852
Middlesex Water Co.	66,775	6,240,124
Total		33,355,001
Total Utilities		78,893,858
Total Common Stocks (Cost $2,404,439,608)		3,528,345,767

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
U.S. Small Cap 1.0%
iShares Core S&P Small-Cap ETF	360,249	36,687,758
Total Exchange-Traded Equity Funds (Cost $36,413,226)		36,687,758

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 3.989%(f),(g)	13,245,687	13,240,389
Total Money Market Funds (Cost $13,236,726)		13,240,389
Total Investments in Securities (Cost: $2,454,089,560)		3,578,273,914
Other Assets & Liabilities, Net		6,566,649
Net Assets		3,584,840,563

At November 30, 2022, securities and/or cash totaling $2,715,030 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	251	12/2022	USD	23,688,125	1,871,909	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2022.
12	Columbia Small Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	28,841,820	423,975,843	(439,579,072)	1,798	13,240,389	(6,103)	334,272	13,245,687
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Third Quarter Report 2022	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT228_02_N01_(01/23)